Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments except those otherwise described herein) considered necessary for a fair presentation have been included, unless otherwise disclosed. Operating results for the current quarter ended March 31, 2026, are not necessarily indicative of the results that may be expected for the fiscal year ending June 30, 2026.

The Condensed Balance Sheet at March 31, 2026, has been derived from the unaudited Financial Statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. The financial statements should be read in conjunction with the annual audited Financial Statements and Notes thereto.

Use of Estimates

The preparation of these financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure in the accompanying notes. Actual results may differ from those estimates, and such differences may be material to the financial statements. The Company evaluates expected credit losses in accordance with ASC 326, considering historical loss experience, current conditions, and reasonable and supportable forecasts. The more significant estimates and assumptions by management include among others: accounts receivable realization, the valuation allowance on deferred tax assets, the valuation of the Company’s Class A common stock, redeemable series A preferred stock, options, warrants and revenue recognition.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents include bank demand deposits, marketable securities with maturities of three months or less at purchase, and money market funds that invest primarily in certificates of deposits, commercial paper and U.S. government and U.S. government agency obligations. Cash equivalents are reported at fair value.

Accounts receivable

Accounts receivables are unsecured and are derived from revenue earned from customers. For accounts receivable, the Company performs ongoing credit evaluations of customers to assess the probability of accounts receivable collection based on a number of factors, including past transaction experience with the customer, evaluation of their credit history, and review of the invoicing terms of the contract. Accounts receivables are reported net of an allowance for doubtful accounts when applicable. The allowance for doubtful accounts reflects management’s best estimate of probable losses inherent in the accounts receivable balance at each reporting date. Management determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. The Company recognized bad debt expense for the nine months ended March 31, 2026, and 2025 of $453 and $23,109, respectively. The balance of allowance for doubtful accounts as of March 31, 2026, and June 30, 2025 was $31,785 and $31,332, respectively.

Property and Equipment

Property and Equipment are stated at cost, less accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets, which generally range from three to five years. Maintenance and repairs are charged against expense as incurred.

Leases

Effective July 1, 2019, we adopted ASC 842, Leases. Under ASC 842, we determine if a contractual arrangement is, or contains, a lease at the inception date. Right-of-use (“ROU”) assets and liabilities related to operating leases and finance leases are separately reported in the balance sheets.

ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, we utilize our incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that a lessee would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. Operating lease ROU assets also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term.

The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Lease liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the ROU asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates expected to apply when those differences reverse. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company also evaluates uncertain tax positions and recognizes liabilities for tax positions that do not meet the more-likely-than-not threshold for sustainability upon examination.

Modifications to Warrants

A change in the terms or conditions of a warrant is accounted for as a modification. For a warrant modification accounted for under ASC 815, the effect of a modification shall be measured as the difference between the fair value of the modified warrant and the fair value of the original warrant immediately before its terms are modified, with each measured on the modification date. The accounting for incremental fair value of the modified warrants over the original warrants is based on the specific facts and circumstances related to the modification. When a modification is directly attributable to an equity offering, the incremental change in fair value of the warrants is accounted for as an equity issuance cost. When a modification is directly attributable to a debt offering, the incremental change in fair value of the warrants is accounted for as a debt discount or debt issuance cost. For all other modifications accounted for under ASC 815, the incremental change in fair value is recognized as a deemed dividend.

Revenue Recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services, in accordance with ASC 606. The Company’s contracts include various products or services or a combination of both, which are generally capable of being distinct and are accounted for as separate performance obligations. The Company’s contracts may contain multiple distinct performance obligations.

The transaction price of a contract is estimated based on the expected value for which a significant reversal of revenue is not expected to occur. Stand-alone selling prices are generally determined based on prices charged to customers. In arrangements with multiple performance obligations, the estimated transaction price is allocated to each distinct performance obligation based on relative stand-alone selling price.

Subscription (Membership) Revenue

In light of shifting consumer behaviors and constraints on big-box retail sales (especially during the pandemic), we refined our business model in 2022 to focus on B2B2C distribution. This approach leverages partnerships with multi-dwelling unit operators, hospitality providers, broadband carriers, and device manufacturers, each channel granting us immediate, large-scale user access. We believe that aligning with enterprise-level partners reduces our direct retail marketing costs, stabilizes recurring revenues, and extends the reach of our aggregator platform to tens of thousands of new users at once.

As a result, we no longer generate subscription revenue through renewal sales of Rabbit TV and Rabbit TV Plus, or through Select TV and Streaming TV Kits, which operated as the successor products to Rabbit TV and Rabbit TV Plus. In October 2022, our SelectTV.com paid subscription service and packaged SelectTV Streaming TV Kits were discontinued. We rebranded to the corporate namesake FreeCast.com and relaunched our SmartGuide as a free registration subscription service. SmartGuide is our internet distributed streaming media guide that searches and aggregates media content on the web and facilitates access to our customers through Wi-Fi-enabled devices that support streaming video.

We do, however, sell monthly subscriptions for premium content purchased through our SmartGuide for varying fees for different content. Revenue from such premium subscription fees is recognized on a gross basis over the service period as we are deemed to be the principal in the relationship with the end user. We control the content before transferring it to the end user and have latitude in establishing pricing. We both retransmit and “ingest” and distribute content.

Subscription revenue is derived from online sales through search engine optimization, search engine marketing, various marketing advertising services, the utilization of resellers in the form of publishers that promote upcoming retail promotions and packages, as well as direct sales to subscribers of our Value Channels subscription service. Value Channels subscription contains 17 cable channels and sells on a monthly subscription or annual fee. Value Channels is integrated into the initial FreeCast.com free registration and then offered as an upgrade. Both FreeCast.com (free registration) and Value Channels are available in various streaming Smart TV models (Google TV’s, Amazon Fire TV’s, LG, Samsung, TCL, Sony, and others), plus Streaming Devices (Amazon Fire, Google ChromeCast, Apple TV), PC’s/Laptops and mobile apps for Android and iOS devices.

Subscription revenue is recognized ratably on a straight-line basis over the duration of the subscription period, generally ranging from one month to five years. If the subscriber renews early, then the expiration date is extended by the renewal period, and the additional subscription fee is deferred and amortized over the additional months purchased by the subscriber. We no longer offer SelectTV lifetime subscriptions, which were initially deferred and recognized over a five-year period. All subscription fees are collected at the time of purchase.

FAST (Free Ad-Supported TV)

We provide FAST channel buildouts that include post-production editing, motion graphics, channel assembly and content acquisitions. We charge the customers based on time incurred for the services plus a reasonable margin in addition to any additional out-of-pocket cost incurred that is charged at cost to us. Revenue is recognized when services are performed. We charge a monthly platform fee for distributing the FAST channel on our platform. Revenue is recognized at the point in time when the content is available on the digital platform.

Ad Platform Revenue

We are an agent in transactions on our Ad Exchange platforms. We act as an intermediary between DSPs and non-owned and operated publishers by providing access to a platform that allows both parties to transact in the buying and selling of ad inventory. The transaction price is determined through a real-time auction, and we have no pricing discretion or obligation related to the fulfillment of the advertising delivery.

We generally invoice buyers at the end of each month for the full purchase price of ad impressions monetized in that month. Accounts receivables are recorded at the amount of gross billings for the amounts we are responsible for collecting, and accounts payable are recorded at the net amount payable to suppliers. Accordingly, both accounts receivable and accounts payable appear large in relation to revenue reported on a net basis.

Ad Agency Revenue (Launch That and Similar Contracts)

We earn revenue from direct client service contracts for marketing and campaign execution, such as the Launch That agreement. These contracts typically involve two distinct phases:

●	Phase 1: Discovery and Development Services (data research, audience analysis, creative development). Revenue is recognized over time using an input method based on the proportion of costs incurred relative to total estimated costs for Phase 1.

●	Phase 2: Test Media Distribution Services (media placement, outreach, KPI reporting). Revenue is recognized upon delivery of the performance evaluation report specified in the contract.

Revenue from such contracts is presented separately from “Other Revenue” due to its materiality and distinct nature.

Deferred Revenue - Ad Agency Revenue (Launch That and Similar Contracts)

For the Ad Agency revenue stream, we provide demand partners with access to the FreeCast Ad Platform, enabling real-time bidding on advertising inventory. Revenue is recognized at a point in time when a transaction is completed—specifically, when a bid is won and the client’s purchase occurs through the platform. Amounts invoiced in advance of the completion of these transactions are recorded as deferred revenue and recognized as revenue when our performance obligation is satisfied.

Other Revenue

Other revenue includes product, licensing, and referral fee revenue. We generate revenue through free registrations on FreeCast.com by partnering with retailers, manufacturers, operators and/or distributors of streaming devices, mobile phones, broadband carriers, broadcasters, property management, multi-dwelling developers, builders, and various mass consumer communities of streaming tv watchers. A FreeCast.com license is freely provided per registered consumer marketed by distributors in exchange for a negotiated revenue sharing percentage with each distributor on a case-by-case basis. Affiliate commissions are earned and then shared from third-party advertisement service providers, pay-per-view movie or series distributors and live events tickets sales for such things as professional boxing or concerts. These license arrangements have not resulted in significant revenue to date.

Beginning in 2024, in conjunction with the release of our new product FreeCast Home, we started recognizing contracts with customers from product sales requiring performance up to delivery, as well as contracts with customers that contain a subscription portion that causes revenue to be allocated or adjusted over time. Shipping and handling activities are performed before the customer obtains control of the goods and therefore represent a fulfillment activity rather than a promised service to the customer. Revenue and costs of sales are recognized when control of the products transfers to our customer, which generally occurs upon shipment from our facilities. For our physical product sales, our performance obligations are satisfied at that time.

Referral fee revenue is generated through premium services which are also available on our platform, for an additional fee, to allow single or time-limited use of private, decrypted viewing of movies, sporting events, concerts or other types of events.

Deferred Revenue

Deferred revenue consists principally of both prepaid but unrecognized subscription revenue and advertising fees received or billed in advance of the delivery or completion of the delivery of services. We may pay sales incentives, in cash or by issuing equity instruments, to distributors of our subscriptions. Such sales incentives are not recognized as deferred revenue. Rather, sales incentives are recognized in current operations when issued, regardless of amounts in deferred revenue, which may have resulted from the distributor’s efforts. Deferred revenue consists primarily of subscriptions for multiple months purchased upfront and recognized ratably over the term of the subscription.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. Cash and cash equivalents of the Company are exposed to credit risk, subject to federal deposit insurance, in the event of default by the financial institutions holding their cash and cash equivalents to the extent of amounts recorded on the balance sheet. The cash accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of March 31, 2026, the Company’s cash balance did not exceed the FDIC insured limit.

As of March 31, 2026, the Company had two customers, SportX LLC and related party Celebrity Cigars representing 76.9% and 23.3% of the Company’s receivables, respectively. As of March 31, 2025, the Company had two related party customers, Test Drive Live Inc. and Celebrity Cigars, Inc., representing 16.2% and 21.5%, respectively, and one non related party representing 56.4% of our receivables (See Note 9).

As of March 31, 2026, the Company had three customers, Launch That., related party customer Celebrity Cigars, Inc., and Ignite, representing 33.9%, 37.8%, and 12.3%, respectively, of the Company’s revenues. As of March 31, 2025, the Company had two related party customers, Test Drive Live Inc. and Celebrity Cigars, Inc., representing 18.1% and 24.0%, respectively, of our revenues.

Cost of Revenue

Cost of revenue consists primarily of subscription costs and FAST streaming costs such as third-party hosting costs, infrastructure costs and salaries and benefits related to employees for our customer support. The Company makes payments to third-party ad servers in the period in which the advertising impressions are delivered, or click-through actions occur, and accordingly records this as a cost of revenue in the related period. Hosting costs consist of content streaming, maintaining our internet service and creating and serving advertisements through third-party ad servers. Cost of revenue also consists of FAST channel buildout costs such as the salaries and benefits related to employees, facility related expenses and information technology associated with supporting these buildouts.

Sales and Marketing

Sales and marketing consist primarily of contracts with third-party operators as well as employee-related costs, including commissions related to employees in sales, and sales support and marketing departments. In addition, sales and marketing expenses include external sales and marketing expenses such as third-party marketing, branding, advertising, public relations expenses, commissions, facilities-related expenses, and infrastructure costs.

Fair Value of Financial Instruments

The Company accounts for financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1 —	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 —	observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 —	assets and liabilities whose significant value drivers are unobservable.

The Company applies fair value accounting for all assets and liabilities that are recognized or disclosed at fair value in the financial statements. The carrying amounts reported in the financial statements for cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short-term nature.

Stock-Based Compensation

Stock-based compensation issued is measured at the date of grant based on the estimated fair value of the award, net of estimated forfeitures. The grant date fair value of a stock-based award is recognized as an expense over the requisite service period of the award on a straight-line basis. The Company will recognize compensation expense, measured as the fair value of the stock-based compensation on grant date, when a performance condition is considered probable of occurring. For purposes of determining the variables used in the calculation of stock-based compensation issued to employees, the Company performs an analysis of current market data and historical data to calculate an estimate of implied volatility, the expected term of the option and the expected forfeiture rate. With the exception of the expected forfeiture rate, which is not an input, the Company uses these estimates as variables in the Black-Scholes option pricing model. Depending upon the number of warrants granted, any fluctuations in these calculations could have a material effect on the results presented in the Company’s Statements of Operations. In addition, any differences between estimated forfeitures and actual forfeitures could also have a material impact on the Company’s financial statements.

In accounting for modifications of equity-classified warrants held by employees, it is the Company’s policy to determine the impact by analogy to the share-based compensation guidance of ASC 718, Compensation - Stock Compensation (“ASC 718”). The model for a modified share-based payment award that is classified as equity and remains classified in equity after the modification is addressed in ASC 718-20-35-3. Pursuant to that guidance, the incremental fair value from the modification is recognized as stock-based compensation expense in the statements of operations to the extent the modified instrument has a higher fair value.

Loss Contingencies

Certain conditions may exist as of the date financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. In accordance with ASC 450-20, Loss Contingencies, any probable and reasonable estimates of assessment costs have been included in the accompanying Consolidated Balance Sheet.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to all classes of common shareholders of the Company by the weighted average number of shares of all classes of Class A common stock outstanding during the applicable period. Diluted earnings (loss) per share is determined in the same manner as basic earnings (loss) per share, except that the number of shares is increased to include restricted stock still subject to risk of forfeiture and to assume exercise of potentially dilutive stock options using the treasury stock method, unless the effect of such increase would be anti-dilutive.

The following table provides the number of Class A common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the nine months ended March 31, 2026, and 2025, respectively.

	For the Nine Months Ended March 31,
	2026	2025
Convertible debt and liabilities	626,979	320,013
Options	926,373	993,270
Warrants	687,500	8,056,087
Total	2,240,852	9,369,370

Recently Issued Accounting Pronouncements

The Company has reviewed the recent accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC, and determined that these pronouncements do not have a material impact on the Company’s current or anticipated consolidated financial statement presentation or disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09). ASU 2023-09 requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the reconciliation rate and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The ASU’s amendments are effective for annual periods beginning after December 15, 2024. The Company has adopted the improvements to income tax disclosure requirements with no significant impact on its disclosures.

In September 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instrument (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses (“CECL”) to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses. ASU 2016-13 was effective for the Company beginning July 1, 2023. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial position, results of operations and cash flows.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU enhances reportable segment disclosure requirements, primarily by requiring additional information about significant segment expenses. The standard is effective for annual reporting periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company has adopted this guidance and has updated its segment disclosures accordingly.

ASU 2024-03: Income Statement (Topic 220): Disaggregation of Income Statement Expenses: The amendments in this ASU require public companies to disclose, in interim and year-end reporting periods, additional information about certain expenses in the financial statements. These disclosures are effective beginning with 2027 annual reports, and interim reports beginning with the first quarter of 2028. Early adoption is permitted on either a prospective or retrospective basis. The Company is currently assessing the potential impact of adoption of these provisions on the consolidated financial statements.

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.

Use of Estimates

The preparation of these financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure in the accompanying notes. Actual results may differ from those estimates, and such differences may be material to the financial statements. The more significant estimates and assumptions by management include among others: accounts receivable realization, the valuation allowance on deferred tax assets, the valuation of the Company’s Class A common stock, redeemable series A preferred stock, options, warrants and revenue recognition.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents include bank demand deposits, marketable securities with maturities of three months or less at purchase, and money market funds that invest primarily in certificates of deposits, commercial paper and U.S. government and U.S. government agency obligations. Cash equivalents are reported at fair value.

Accounts receivable

Accounts receivables are unsecured and are derived from revenue earned from customers. For accounts receivable, the Company performs ongoing credit evaluations of customers to assess the probability of accounts receivable collection based on a number of factors, including past transaction experience with the customer, evaluation of their credit history, and review of the invoicing terms of the contract. Accounts receivables are reported net of an allowance for doubtful accounts when applicable. The allowance for doubtful accounts reflects management’s best estimate of probable losses inherent in the accounts receivable balance at each reporting date. Management determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. The Company recognized bad debt expense for the year ended June 30, 2025, and 2024, of $31,295 and $0, respectively. The balance of allowance for doubtful accounts as of June 30, 2025, and 2024, was $31,332 and $0, respectively.

Property and Equipment

Property and Equipment are stated at cost, less accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets, which generally range from three to five years. Maintenance and repairs are charged against expense as incurred.

Leases

Effective July 1, 2019, we adopted ASC 842, Leases. Under ASC 842, we determine if a contractual arrangement is, or contains, a lease at the inception date. Right-of-use (“ROU”) assets and liabilities related to operating leases and finance leases are separately reported in the balance sheets.

ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, we utilize our incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that a lessee would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. Operating lease ROU assets also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term.

The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Lease liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the ROU asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

Income Taxes

The Company accounts for income taxes under ASC 740 “Income Taxes,” which codified SFAS 109, “Accounting for Income Taxes” and FIN 48 “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

FASB issued ASC 740-10 “Accounting for Uncertainty in Income Taxes”. ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

Modifications to Equity-classified Instruments

A change in the terms or conditions of a warrant is accounted for as a modification. For a warrant modification accounted for under ASC 815, the effect of a modification shall be measured as the difference between the fair value of the modified warrant and the fair value of the original warrant immediately before its terms are modified, with each measured on the modification date. The accounting for incremental fair value of the modified warrants over the original warrants is based on the specific facts and circumstances related to the modification. When a modification is directly attributable to an equity offering, the incremental change in fair value of the warrants is accounted for as an equity issuance cost. When a modification is directly attributable to a debt offering, the incremental change in fair value of the warrants is accounted for as a debt discount or debt issuance cost. For all other modifications accounted for under ASC 815, the incremental change in fair value is recognized as a deemed dividend.

Redeemable Series A Preferred Stock

The Company applies the guidance enumerated in ASC 480, when determining the classification and measurement of preferred stock. Preferred stock subject to mandatory redemption, if any, is classified as a liability and is measured at fair value. The Company classifies conditionally redeemable preferred stock, which includes preferred stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as mezzanine equity. At all other times, the Company classifies its preferred stock in stockholders’ equity. The Company subsequently measures mezzanine equity to redemption value when the instrument is currently redeemable or when it is probable the instrument will become redeemable. Given the redemption rights are not solely within the Company’s control because the Company’s CEO, William Mobley is able to force the Company to redeem the shares for cash, the Company classifies the Series A Preferred Stock as mezzanine equity pursuant to ASC 480-10-S99. The Company has adjusted the value of the Series A Preferred shares to its maximum redemption amount as the instrument is currently redeemable.

Revenue Recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services, in accordance with ASC 606. The Company’s contracts include various products or services or a combination of both, which are generally capable of being distinct and are accounted for as separate performance obligations. The Company’s contracts may contain multiple distinct performance obligations.

The transaction price of a contract is estimated based on the expected value for which a significant reversal of revenue is not expected to occur. Stand-alone selling prices are generally determined based on prices charged to customers. In arrangements with multiple performance obligations, the estimated transaction price is allocated to each distinct performance obligation based on relative stand-alone selling price.

	For the years ended
	June 30,
	2025	2024
Membership (1)	$132,950	$233,453
Product Sales (2)	952	6,176
FAST Revenue – related parties (3)	221,894	266,142
Ad Revenue (4)	271,638	1,151
Other Revenue	715	998
Total	$628,149	$507,920

(1)	Membership sales refer to customers purchasing premium content through our SmartGuide for varying fees and recognized on a gross basis over the service period determined.

(2)	Product sales refer to the physical transfer of goods shipped to customers to aid in access to our other offered service lines, recognized as a point of sale, upon shipment of goods.

(3)	We provide end-to-end software solutions for development of FAST (Free Ad-Supported TV) channels to customers such as content creation, production, video studio rental, etc. to aid in the creation of content for their channels and a platform fee for distributing the channel. Revenue is recognized at the point in time the services are performed for the development of FAST channels. We charge a monthly platform fee for distributing the FAST channel on our platform. We recognized related party revenue of $221,894 ($175,394 for FAST channel buildouts and $46,500 for channel streaming) for the year ended June 30, 2025.

(4)	During the period from October 1, 2024, through June 30, 2025, we recognized $271,638 of ad revenue from the buying and selling of advertising space on other content platform providers. Of this amount, $125,000 was recognized as Ad Agency Revenue under the Launch That Experimental Media Plan Agreement, representing revenue from the provision of discovery, development, and test media distribution services for a client campaign. The remaining $146,638 was recognized as Arbitrage Ad Revenue from the buying and selling of advertising space via the FreeCast Ad Platform.

Subscription Revenue

The Company no longer generates subscription revenue through renewal sales of Rabbit TV and Rabbit TV Plus, or through Select TV and Streaming TV Kits, which operated as the successor products to Rabbit TV and Rabbit TV Plus. In October 2022, the Company’s SelectTV.com paid subscription service and packaged SelectTV Streaming TV Kits were discontinued. The Company rebranded to the corporate namesake FreeCast.com and relaunched its SmartGuide as a free registration subscription service. SmartGuide is the Company’s internet distributed streaming media guide that searches and aggregates media content on the web and facilitates access to its customers through Wi-Fi-enabled devices that support streaming video.

The Company does, however, sell monthly subscriptions for premium content purchased through its SmartGuide for varying fees for different content. Revenue from such premium subscription fees is recognized on a gross basis over the service period as the Company is deemed to be the principal in the relationship with the end user. The Company controls the premium content before transferring it to the end user and has latitude in establishing pricing. The Company both retransmits and “ingests” and distributes this content.

Subscription revenue is derived from online sales through search engine optimization, search engine marketing, various marketing advertising services, the utilization of resellers in the form of publishers that promote upcoming retail promotions and packages, as well as direct sales to subscribers of our Value Channels subscription service. Value Channels subscription contains 17 cable channels and sells on a monthly subscription or annual fee. Value Channels is integrated into the initial FreeCast.com free registration and then offered as an upgrade. Both FreeCast.com (free registration) and Value Channels are available in various streaming smart TV models (Google TV’s, Amazon Fire TV’s, LG, Samsung, TCL, Sony, and others), plus Streaming Devices (Amazon Fire, Google ChromeCast, Apple TV), PC’s/Laptops and mobile apps for Android and iOS devices.

Subscription revenue is recognized ratably on a straight-line basis over the duration of the subscription period, generally ranging from one month to five years. If the subscriber renews early, then the expiration date is extended by the renewal period, and the additional subscription fee is deferred and amortized over the additional months purchased by the subscriber. The Company no longer offers SelectTV lifetime subscriptions, which were initially deferred and recognized over a five-year period. All subscription fees are collected at the time of purchase.

FAST (Free Ad-Supported TV)

We provide FAST channel buildouts that include post-production editing, motion graphics, channel assembly and content acquisitions. We charge the customers based on time incurred for the services plus a reasonable margin in addition to any additional out-of-pocket cost incurred that is charged at cost to us. Revenue is recognized when services are performed. The Company charges a monthly platform fee for distributing the FAST channel on its platform. Revenue is recognized at the point in time when the content is available on the digital platform.

Ad Platform Revenue

FreeCast is an agent in transactions on its FreeCast Ad Exchange platforms. The Company acts as an intermediary between DSPs and non-owned and operated publishers by providing access to a platform that allows both parties to transact in the buying and selling of ad inventory. The transaction price is determined through a real-time auction, and the Company has no pricing discretion or obligation related to the fulfillment of the advertising delivery

The Company generally invoices buyers at the end of each month for the full purchase price of ad impressions monetized in that month. Accounts receivables are recorded at the amount of gross billings for the amounts the Company is responsible to collect, and accounts payable are recorded at the net amount payable to suppliers. Accordingly, both accounts receivable and accounts payable appear large in relation to revenue reported on a net basis.

Ad Agency Revenue (Launch That and Similar Contracts)

The Company earns revenue from direct client service contracts for marketing and campaign execution, such as the Launch That agreement. These contracts typically involve two distinct phases:

●	Phase 1: Discovery and Development Services (data research, audience analysis, creative development). Revenue is recognized over time using an input method based on the proportion of costs incurred relative to total estimated costs for Phase 1.

●	Phase 2: Test Media Distribution Services (media placement, outreach, KPI reporting). Revenue is recognized upon delivery of the performance evaluation report specified in the contract.

Revenue from such contracts is presented separately from “Other Revenue” due to its materiality and distinct nature

Deferred Revenue (Launch That and Similar Contracts)

For the Ad Arbitrage revenue stream, the Company provides demand partners with access to the FreeCast Ad Platform, enabling real-time bidding on advertising inventory. Revenue is recognized at a point in time when a transaction is completed—specifically, when a bid is won and the client’s purchase occurs through the platform. Amounts invoiced in advance of the completion of these transactions are recorded as deferred revenue and recognized as revenue when the Company’s performance obligation is satisfied.

Product Sales

Beginning in 2023, in conjunction with the release of our new product FreeCast Home, we started recognizing contracts with customers from product sales requiring performance up to delivery, as well as contracts with customers that contain a subscription portion that causes revenue to be allocated or adjusted over time. Shipping and handling activities are performed before the customer obtains control of the goods and therefore represent a fulfillment activity rather than a promised service to the customer. Revenue and costs of sales are recognized when control of the products transfers to our customer, which generally occurs upon shipment from our facilities. For our physical product sales, our performance obligations are satisfied at that time.

Other Revenue

Other revenue includes licensing, advertising and referral fee revenue. The Company generates revenue through free registrations of FreeCast.com by partnering with retailers, manufacturers, operators and/or distributors of streaming devices, mobile phones, broadband carriers, broadcasters, property management, multi-dwelling developers, builders, and various mass consumer communities of streaming tv watchers. A FreeCast.com license is freely provided per registered consumer marketed by distributors in exchange for a negotiated revenue sharing percentage with each distributor on a case-by-case basis. Affiliate commissions are earned and then shared from third-party advertisement service providers, pay-per-view movie or series distributors, and live events tickets sales for such things as professional boxing or concerts. These license arrangements have not resulted in significant revenue to date.

The Company generates advertising revenue pursuant to arrangements with advertising agencies and brokers. Under these arrangements, it provides the agencies and brokers the ability to sell advertising on its service directly to advertisers. The Company reports this revenue net of amounts due to agencies and brokers because the Company is neither the primary obligor under these arrangements, nor does it set the pricing or establish or maintain the relationship with the advertisers.

Referral fee revenue is generated through premium services which are also available on our platform, for an additional fee, to allow single or time-limited use of private, decrypted viewing of movies, sporting events, concerts or other types of events.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. Cash and cash equivalents of the Company are exposed to credit risk, subject to federal deposit insurance, in the event of default by the financial institutions holding its cash and cash equivalents to the extent of amounts recorded on the balance sheet. The cash accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of June 30, 2025, the Company’s cash balance exceeded the FDIC insured limit by $299,249.

As of June 30, 2025, the Company had two customers, SportX LLC and related party customer Celebrity Cigars, Inc., representing 51.1% and 44.5%, respectively, of the Company’s receivables. As of June 30, 2024, the Company had two related party customers, Test Drive Live Inc. and Celebrity Cigars, Inc., representing 61.4% and 34.9%, respectively, of the Company’s receivables.

As of June 30, 2025, the Company had two related party customers, Test Drive Live Inc. and Celebrity Cigars, Inc., representing 13.7% and 20.3%, respectively, of the Company’s revenues. As of June 30, 2024, the Company had two related party customers, Test Drive Live Inc. and Celebrity Cigars, Inc., representing 33.4% and 19.0%, respectively, of the Company’s revenues.

Cost of Revenue

Cost of revenue consists primarily of subscription costs and FAST streaming costs such as third-party hosting costs, infrastructure costs and salaries and benefits related to employees for our customer support. The Company makes payments to third-party ad servers in the period in which the advertising impressions are delivered, or click-through actions occur, and accordingly records this as a cost of revenue in the related period. Hosting costs consist of content streaming, maintaining our internet service and creating and serving advertisements through third-party ad servers. Cost of revenue also consists of FAST channel buildout costs such as the salaries and benefits related to employees, facility related expenses and information technology associated with supporting these buildouts.

Sales and Marketing

Sales and marketing consist primarily of contracts with third-party operators as well as employee-related costs, including, and commissions related to employees in sales, sales support and marketing departments. In addition, sales and marketing expenses include external sales and marketing expenses such as third-party marketing, branding, advertising, public relations expenses, commissions, facilities-related expenses, and infrastructure costs.

Fair Value of Financial Instruments

The Company accounts for financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1 —	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 —	observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 —	assets and liabilities whose significant value drivers are unobservable.

The Company applies fair value accounting for all assets and liabilities that are recognized or disclosed at fair value in the financial statements. The carrying amounts reported in the financial statements for cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short-term nature.

Stock-Based Compensation

Stock-based compensation issued is measured at the date of grant based on the estimated fair value of the award, net of estimated forfeitures. The grant date fair value of a stock-based award is recognized as an expense over the requisite service period of the award on a straight-line basis. The Company will recognize compensation expense, measured as the fair value of the stock-based compensation on grant date, when a performance condition is considered probable of occurring. For purposes of determining the variables used in the calculation of stock-based compensation issued to employees, the Company performs an analysis of current market data and historical data to calculate an estimate of implied volatility, the expected term of the option and the expected forfeiture rate. With the exception of the expected forfeiture rate, which is not an input, the Company uses these estimates as variables in the Black-Scholes option pricing model. Depending upon the number of warrants granted, any fluctuations in these calculations could have a material effect on the results presented in the Company’s Statements of Operations. In addition, any differences between estimated forfeitures and actual forfeitures could also have a material impact on the Company’s financial statements.

In accounting for modifications of equity-classified warrants held by employees, it is the Company’s policy to determine the impact by analogy to the share-based compensation guidance of ASC 718, Compensation - Stock Compensation (“ASC 718”). The model for a modified share-based payment award that is classified as equity and remains classified in equity after the modification is addressed in ASC 718-20-35-3. Pursuant to that guidance, the incremental fair value from the modification is recognized as stock-based compensation expense in the statements of operations to the extent the modified instrument has a higher fair value.

Loss Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Gain on Settlement of Accounts Payable

In March 2024, the Company entered into a settlement agreement with a vendor, in which the Company agreed to pay the vendor a total of $239,000, a reduction in the amount owed of $117,393. During the year ended June 30, 2024, the Company recognized a gain on the settlement of accounts payable of $117,393 on the Statements of Operations upon payment of the $239,000 and being released from the remaining liability.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to all classes of common shareholders of the Company by the weighted average number of shares of all classes of Class A common stock outstanding during the applicable period. Diluted earnings (loss) per share is determined in the same manner as basic earnings (loss) per share, except that the number of shares is increased to include restricted stock still subject to risk of forfeiture and to assume exercise of potentially dilutive stock options using the treasury stock method, unless the effect of such increase would be anti-dilutive.

The following table provides the number of Class A common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the fiscal years ended June 30, 2025, and 2024, respectively.

	For the Fiscal Year Ended June 30,
	2025	2024
Convertible debt and liabilities	503,549	263,016
Options	953,892	932,592
Warrants	8,056,087	8,156,087
Total	9,513,528	9,351,695

Recently Issued Accounting Pronouncements

The Company has reviewed the recent accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC, and determined that these pronouncements do not have a material impact on the Company’s current or anticipated consolidated financial statement presentation or disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09). ASU 2023-09 requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The ASU’s amendments are effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact that adoption of ASU 2023-09 will have on its financial statements.

In September 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instrument (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses (“CECL”) to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses. ASU 2016-13 was effective for the Company beginning July 1, 2023. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial position, results of operations and cash flows.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The standard is effective for annual reporting periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company is currently evaluating the impact of this guidance on its disclosures in the consolidated financial statements.